JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.1%
Axon Enterprise, Inc.*	30,240	5,625,245
BWX Technologies, Inc.	44,487	2,554,888
Curtiss-Wright Corp.	19,139	2,264,144
Hexcel Corp.*	39,163	2,131,250
Mercury Systems, Inc.*	26,260	1,733,160
Moog, Inc., Class A	13,688	1,065,885
Spirit AeroSystems Holdings, Inc., Class A	49,287	2,129,691

		17,504,263

Airlines — 0.6%
Allegiant Travel Co.*	6,808	1,294,337
American Airlines Group, Inc.*	299,867	6,111,289
Frontier Group Holdings, Inc.*	14,098	207,805
JetBlue Airways Corp.*	148,045	2,189,586

		9,803,017

Auto Components — 1.0%
Adient plc*	44,046	1,855,658
Dana, Inc.	67,855	1,639,377
Fox Factory Holding Corp.*	19,623	3,169,899
Gentex Corp.	112,931	3,843,042
Luminar Technologies, Inc.*	93,277	1,716,297
QuantumScape Corp.*	80,117	1,835,480
Visteon Corp.*	13,076	1,491,318

		15,551,071

Automobiles — 0.4%
Harley-Davidson, Inc.	71,847	2,846,578
Thor Industries, Inc.	25,883	3,063,512

		5,910,090

Banks — 4.8%
Associated Banc-Corp.	71,440	1,414,512
Bank of Hawaii Corp.	18,889	1,581,198
Bank OZK	56,519	2,300,888
BankUnited, Inc.	43,590	1,725,292
BOK Financial Corp.	14,303	1,201,595
Commerce Bancshares, Inc.	49,246	3,483,170
Cullen/Frost Bankers, Inc.	26,442	2,837,755
First Citizens BancShares, Inc., Class A	3,383	2,647,502
First Financial Bankshares, Inc.	66,529	3,249,276
First Hawaiian, Inc.	60,953	1,678,036
First Horizon Corp.	258,260	3,990,117
FNB Corp.	149,321	1,711,219
Glacier Bancorp, Inc.	44,655	2,302,412
Hancock Whitney Corp.	40,580	1,773,752
Home BancShares, Inc.	70,910	1,501,874
Investors Bancorp, Inc.	105,380	1,456,352
PacWest Bancorp	54,658	2,176,482
People’s United Financial, Inc.	199,930	3,138,901
Pinnacle Financial Partners, Inc.	35,572	3,187,607
Popular, Inc. (Puerto Rico)	37,677	2,741,378
Prosperity Bancshares, Inc.	43,451	2,962,924
Signature Bank	26,946	6,115,934
Sterling Bancorp	90,052	1,955,029
Synovus Financial Corp.	69,481	2,841,773
Texas Capital Bancshares, Inc.*	23,646	1,489,225
UMB Financial Corp.	20,331	1,902,982
Umpqua Holdings Corp.	103,144	1,946,327
United Bankshares, Inc.	62,723	2,166,452
Valley National Bancorp	189,762	2,446,032
Webster Financial Corp.	42,280	2,033,668
Western Alliance Bancorp	48,380	4,490,632
Wintrust Financial Corp.	26,233	1,873,036

		78,323,332

Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A*	4,349	3,087,790
Celsius Holdings, Inc.*	15,393	1,056,421
National Beverage Corp.(a)	10,907	494,960

		4,639,171

Biotechnology — 4.1%
ACADIA Pharmaceuticals, Inc.*	54,664	1,182,382
Acceleron Pharma, Inc.*	24,694	3,088,232
Agios Pharmaceuticals, Inc.*	23,888	1,148,774
Arrowhead Pharmaceuticals, Inc.*	48,661	3,371,721
Bluebird Bio, Inc.*	31,535	801,304
Blueprint Medicines Corp.*	27,275	2,396,654
Bridgebio Pharma, Inc.*(a)	45,370	2,425,027
ChemoCentryx, Inc.*	23,480	347,034
CRISPR Therapeutics AG (Switzerland)*	30,460	3,686,269
Denali Therapeutics, Inc.*(a)	37,967	1,937,456
Exelixis, Inc.*	146,514	2,468,761
Fate Therapeutics, Inc.*	37,372	3,094,402
FibroGen, Inc.*	39,628	515,164
Global Blood Therapeutics, Inc.*	29,117	795,768
Halozyme Therapeutics, Inc.*	62,574	2,586,183
ImmunityBio, Inc.*	34,098	373,714
Invitae Corp.*(a)	85,025	2,379,850
Ionis Pharmaceuticals, Inc.*	65,909	2,447,860
Iovance Biotherapeutics, Inc.*	67,169	1,495,854
Kodiak Sciences, Inc.*(a)	14,858	1,245,695
Ligand Pharmaceuticals, Inc.*	7,790	884,243
Mirati Therapeutics, Inc.*	21,639	3,463,538
Natera, Inc.*	39,337	4,504,873
Novavax, Inc.*	31,866	5,714,530
Recursion Pharmaceuticals, Inc., Class A*(a)	11,695	354,943
Relay Therapeutics, Inc.*	9,721	315,349
Sage Therapeutics, Inc.*	24,332	1,064,038
Sana Biotechnology, Inc.*	11,373	185,266
Sarepta Therapeutics, Inc.*	37,300	2,528,194
Twist Bioscience Corp.*	19,662	2,419,409
Ultragenyx Pharmaceutical, Inc.*	29,653	2,367,199
United Therapeutics Corp.*	20,950	3,811,434
Vir Biotechnology, Inc.*	31,005	1,105,328

		66,506,448

Building Products — 1.4%
Advanced Drainage Systems, Inc.	23,432	2,860,813
AO Smith Corp.	62,873	4,421,858
Armstrong World Industries, Inc.	22,383	2,421,393
AZEK Co., Inc. (The)*	65,839	2,394,564
Builders FirstSource, Inc.*	96,845	4,309,603
JELD-WEN Holding, Inc.*	39,413	1,043,656
Trex Co., Inc.*	53,931	5,236,700

		22,688,587

Capital Markets — 2.7%
Affiliated Managers Group, Inc.	19,461	3,083,401
Ares Management Corp.	51,591	3,694,431

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Artisan Partners Asset Management, Inc., Class A	28,406	1,366,045
Coinbase Global, Inc., Class A*	12,594	2,979,488
Evercore, Inc., Class A	18,833	2,489,723
FactSet Research Systems, Inc.	17,696	6,322,427
Federated Hermes, Inc.	43,745	1,419,088
Interactive Brokers Group, Inc., Class A	37,784	2,337,318
Janus Henderson Group plc	79,779	3,337,953
LPL Financial Holdings, Inc.	37,378	5,271,793
Morningstar, Inc.	10,043	2,537,163
Open Lending Corp., Class A*	45,431	1,726,378
Stifel Financial Corp.	49,135	3,269,443
Tradeweb Markets, Inc., Class A	48,983	4,248,296

		44,082,947

Chemicals — 2.0%
Amyris, Inc.*	87,218	1,271,638
Ashland Global Holdings, Inc.	25,548	2,173,368
Avient Corp.	42,683	2,070,979
Cabot Corp.	26,478	1,457,879
Diversey Holdings Ltd.*	21,129	352,432
Element Solutions, Inc.	101,817	2,381,500
Huntsman Corp.	93,282	2,463,578
Ingevity Corp.*	18,709	1,589,142
NewMarket Corp.	3,427	1,082,624
Olin Corp.	66,988	3,150,446
RPM International, Inc.	60,546	5,242,678
Scotts Miracle-Gro Co. (The)	19,013	3,364,540
Sensient Technologies Corp.	19,769	1,723,461
Valvoline, Inc.	84,658	2,597,307
WR Grace & Co.	29,121	2,026,822
Zymergen, Inc.*	7,502	260,995

		33,209,389

Commercial Services & Supplies — 1.1%
ADT, Inc.	71,563	750,696
Brink’s Co. (The)	23,266	1,790,551
Cimpress plc (Ireland)*	9,124	932,929
Clean Harbors, Inc.*	23,471	2,229,745
Driven Brands Holdings, Inc.*	14,869	473,132
Healthcare Services Group, Inc.	34,938	911,882
IAA, Inc.*	63,006	3,810,603
KAR Auction Services, Inc.*	58,325	961,196
MSA Safety, Inc.	17,028	2,800,765
Tetra Tech, Inc.	25,316	3,380,192

		18,041,691

Communications Equipment — 0.8%
Ciena Corp.*	72,455	4,212,534
CommScope Holding Co., Inc.*	95,416	2,019,002
Lumentum Holdings, Inc.*	35,482	2,980,133
NetScout Systems, Inc.*	34,483	991,731
ViaSat, Inc.*	31,817	1,579,396
Viavi Solutions, Inc.*	106,903	1,784,211

		13,567,007

Construction & Engineering — 0.9%
AECOM*	68,442	4,309,108
EMCOR Group, Inc.	25,510	3,107,373
MasTec, Inc.*	26,405	2,672,978
Valmont Industries, Inc.	9,940	2,355,283
WillScot Mobile Mini Holdings Corp.*	94,094	2,701,439

		15,146,181

Construction Materials — 0.2%
Eagle Materials, Inc.	19,815	2,800,256

Consumer Finance — 0.9%
Credit Acceptance Corp.*	5,387	2,611,456
FirstCash, Inc.	19,180	1,519,056
Green Dot Corp., Class A*	25,452	1,172,574
LendingTree, Inc.*	5,165	1,008,311
OneMain Holdings, Inc.	42,751	2,607,811
PRA Group, Inc.*	21,411	830,533
PROG Holdings, Inc.	31,490	1,378,317
SLM Corp.	150,959	2,842,558
Upstart Holdings, Inc.*	7,913	955,574

		14,926,190

Containers & Packaging — 1.0%
AptarGroup, Inc.	30,726	3,961,196
Berry Global Group, Inc.*	63,072	4,054,899
Graphic Packaging Holding Co.	132,876	2,547,233
O-I Glass, Inc.*	73,824	1,091,857
Silgan Holdings, Inc.	36,648	1,484,977
Sonoco Products Co.	47,040	3,000,681

		16,140,843

Distributors — 0.6%
Pool Corp.	18,768	8,967,726

Diversified Consumer Services — 1.6%
Bright Horizons Family Solutions, Inc.*	28,536	4,266,132
Chegg, Inc.*	66,356	5,881,132
Coursera, Inc.*	7,613	270,947
Frontdoor, Inc.*	40,054	1,960,243
Graham Holdings Co., Class B	1,881	1,250,225
Grand Canyon Education, Inc.*	21,662	2,000,919
H&R Block, Inc.	84,832	2,082,626
Service Corp. International	78,612	4,912,464
Terminix Global Holdings, Inc.*	60,104	3,155,460
Vivint Smart Home, Inc.*	21,461	263,326
WW International, Inc.*	22,421	689,222

		26,732,696

Electric Utilities — 0.6%
ALLETE, Inc.	24,398	1,715,667
Hawaiian Electric Industries, Inc.	51,052	2,212,594
IDACORP, Inc.	23,616	2,490,307
PNM Resources, Inc.	40,135	1,939,725
Portland General Electric Co.	41,210	2,015,169

		10,373,462

Electrical Equipment — 2.5%
Acuity Brands, Inc.	16,697	2,928,320
Array Technologies, Inc.*	51,068	691,461
Bloom Energy Corp., Class A*	56,792	1,238,066
ChargePoint Holdings, Inc.*	75,754	1,791,582
EnerSys	20,022	1,975,370
Generac Holdings, Inc.*	29,433	12,343,023
GrafTech International Ltd.	74,973	852,443
nVent Electric plc	78,399	2,478,192
Plug Power, Inc.*	239,144	6,523,848
Regal Beloit Corp.	18,998	2,797,076
Sunrun, Inc.*	75,328	3,990,124
Vertiv Holdings Co.	115,270	3,232,171

		40,841,676

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Electronic Equipment, Instruments & Components — 1.7%
Arrow Electronics, Inc.*	34,674	4,111,296
Avnet, Inc.	46,517	1,922,082
Belden, Inc.	20,911	1,024,639
Coherent, Inc.*	11,474	2,821,916
II-VI, Inc.*	49,040	3,423,482
Jabil, Inc.	62,609	3,727,740
Littelfuse, Inc.	11,485	3,054,895
National Instruments Corp.	61,534	2,714,265
SYNNEX Corp.	19,389	2,317,761
Vontier Corp.	78,914	2,552,868

		27,670,944

Energy Equipment & Services — 0.2%
NOV, Inc.*	182,644	2,522,314

Entertainment — 1.4%
AMC Entertainment Holdings, Inc., Class A*(a)	234,608	8,685,188
Liberty Media Corp.-Liberty Formula One, Class A*	12,074	500,588
Liberty Media Corp.-Liberty Formula One, Class C*	95,183	4,466,938
Lions Gate Entertainment Corp., Class A*	27,973	420,434
Lions Gate Entertainment Corp., Class B*	56,946	760,799
Madison Square Garden Sports Corp.*	8,149	1,326,168
Skillz, Inc.*(a)	117,683	1,656,977
Zynga, Inc., Class A*	473,410	4,781,441

		22,598,533

Equity Real Estate Investment Trusts (REITs) — 7.8%
American Campus Communities, Inc.	64,460	3,242,983
American Homes 4 Rent, Class A	128,027	5,377,134
Americold Realty Trust	118,074	4,587,175
Apple Hospitality REIT, Inc.	97,243	1,453,783
Brixmor Property Group, Inc.	138,838	3,196,051
CoreSite Realty Corp.	20,093	2,777,054
Cousins Properties, Inc.	68,365	2,715,458
CubeSmart	94,213	4,678,618
CyrusOne, Inc.	57,290	4,083,058
DigitalBridge Group, Inc.*(a)	227,425	1,582,878
Douglas Emmett, Inc.	77,117	2,575,708
EastGroup Properties, Inc.	18,706	3,296,371
EPR Properties	34,962	1,758,589
Equity Commonwealth	57,008	1,498,740
First Industrial Realty Trust, Inc.	60,370	3,307,069
Gaming and Leisure Properties, Inc.	102,304	4,843,071
Healthcare Realty Trust, Inc.	66,229	2,111,381
Healthcare Trust of America, Inc., Class A	102,306	2,924,929
Highwoods Properties, Inc.	48,647	2,319,975
Hudson Pacific Properties, Inc.	70,574	1,923,847
JBG SMITH Properties	51,640	1,685,013
Kilroy Realty Corp.	49,539	3,431,567
Lamar Advertising Co., Class A	40,529	4,320,391
Life Storage, Inc.	35,934	4,217,214
Medical Properties Trust, Inc.	275,000	5,783,250
National Health Investors, Inc.	21,435	1,462,510
National Retail Properties, Inc.	82,093	4,011,885
Omega Healthcare Investors, Inc.	110,042	3,992,324
Outfront Media, Inc.*	68,050	1,625,714
Paramount Group, Inc.	77,800	759,328
Park Hotels & Resorts, Inc.*	110,574	2,045,619
Pebblebrook Hotel Trust	61,432	1,381,606
Piedmont Office Realty Trust, Inc., Class A	57,989	1,102,951
PS Business Parks, Inc.	9,398	1,444,191
Rayonier, Inc.	65,008	2,451,452
Rexford Industrial Realty, Inc.	62,675	3,855,766
RLJ Lodging Trust	77,106	1,106,471
Ryman Hospitality Properties, Inc.*	25,744	1,974,565
Sabra Health Care REIT, Inc.	100,950	1,876,660
SITE Centers Corp.	78,926	1,251,766
SL Green Realty Corp.(a)	32,424	2,414,291
Spirit Realty Capital, Inc.	53,747	2,699,174
STAG Industrial, Inc.	74,664	3,085,116
STORE Capital Corp.	113,820	4,119,146
Sunstone Hotel Investors, Inc.*	101,104	1,166,740
Uniti Group, Inc.	109,150	1,278,146
Weingarten Realty Investors	56,086	1,805,408

		126,602,136

Food & Staples Retailing — 0.9%
BJ’s Wholesale Club Holdings, Inc.*	64,112	3,246,632
Casey’s General Stores, Inc.	17,280	3,416,429
Performance Food Group Co.*	62,557	2,866,362
PriceSmart, Inc.	10,927	980,589
Sprouts Farmers Market, Inc.*	55,229	1,357,529
US Foods Holding Corp.*	103,749	3,562,740

		15,430,281

Food Products — 1.3%
Beyond Meat, Inc.*	23,296	2,858,419
Darling Ingredients, Inc.*	76,291	5,269,420
Flowers Foods, Inc.	92,053	2,168,769
Freshpet, Inc.*	20,223	2,961,658
Hain Celestial Group, Inc. (The)*	38,230	1,525,759
Lancaster Colony Corp.	9,138	1,808,136
Pilgrim’s Pride Corp.*	22,784	504,666
Post Holdings, Inc.*	27,671	2,831,850
Seaboard Corp.	117	480,870
TreeHouse Foods, Inc.*	26,288	1,167,187

		21,576,734

Gas Utilities — 0.6%
National Fuel Gas Co.	42,626	2,192,255
New Jersey Resources Corp.	45,039	1,734,902
ONE Gas, Inc.	24,895	1,836,753
Southwest Gas Holdings, Inc.	27,119	1,896,432
Spire, Inc.	24,164	1,714,436

		9,374,778

Health Care Equipment & Supplies — 3.2%
Envista Holdings Corp.*	75,165	3,238,108
Globus Medical, Inc., Class A*	36,277	3,017,158
Haemonetics Corp.*	23,817	1,447,835
Hill-Rom Holdings, Inc.	31,072	4,302,229
ICU Medical, Inc.*	9,219	1,874,131
Inari Medical, Inc.*	3,934	353,234
Insulet Corp.*	30,982	8,665,356
Integra LifeSciences Holdings Corp.*	33,203	2,403,565
iRhythm Technologies, Inc.*	13,704	700,548
LivaNova plc*	22,841	1,971,178
Masimo Corp.*	23,655	6,443,385
Nevro Corp.*	16,257	2,519,835
NuVasive, Inc.*	24,149	1,544,329

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Ortho Clinical Diagnostics Holdings plc*	37,345	839,142
Penumbra, Inc.*(a)	15,868	4,224,538
Quidel Corp.*	18,108	2,561,739
STAAR Surgical Co.*	21,927	2,804,902
Tandem Diabetes Care, Inc.*	29,287	3,182,618

		52,093,830

Health Care Providers & Services — 2.6%
1Life Healthcare, Inc.*	36,630	990,475
Acadia Healthcare Co., Inc.*	41,955	2,589,463
Alignment Healthcare, Inc.*	13,135	273,602
Amedisys, Inc.*	15,232	3,969,764
Chemed Corp.	7,455	3,548,729
Encompass Health Corp.	46,535	3,874,039
Guardant Health, Inc.*	40,190	4,412,862
HealthEquity, Inc.*	38,981	2,883,814
Innovage Holding Corp.*	8,194	138,151
LHC Group, Inc.*	14,803	3,185,309
Molina Healthcare, Inc.*	27,302	7,453,719
Patterson Cos., Inc.	40,658	1,265,684
Premier, Inc., Class A	33,154	1,181,609
Privia Health Group, Inc.*	9,395	389,892
R1 RCM, Inc.*	64,622	1,383,557
Signify Health, Inc., Class A*	10,997	289,441
Tenet Healthcare Corp.*	49,929	3,586,899

		41,417,009

Health Care Technology — 0.5%
American Well Corp., Class A*	27,330	318,395
Certara, Inc.*	18,592	505,888
Change Healthcare, Inc.*	106,863	2,319,996
Inspire Medical Systems, Inc.*	12,720	2,329,795
Multiplan Corp.*(a)	121,798	980,474
Schrodinger, Inc.*	17,202	1,164,059

		7,618,607

Hotels, Restaurants & Leisure — 3.0%
Boyd Gaming Corp.*	37,725	2,150,325
Caesars Entertainment, Inc.*	97,576	8,524,239
Choice Hotels International, Inc.	13,503	1,619,010
Churchill Downs, Inc.	16,208	3,011,446
Cracker Barrel Old Country Store, Inc.	11,092	1,510,509
Hilton Grand Vacations, Inc.*	39,989	1,626,353
Hyatt Hotels Corp., Class A*(a)	17,699	1,413,619
Jack in the Box, Inc.	10,391	1,131,164
Marriott Vacations Worldwide Corp.*	19,959	2,941,358
Norwegian Cruise Line Holdings Ltd.*(a)	172,952	4,156,037
Penn National Gaming, Inc.*	69,453	4,749,196
Planet Fitness, Inc., Class A*	38,910	2,927,199
Scientific Games Corp.*	26,502	1,635,438
Six Flags Entertainment Corp.*	35,528	1,476,188
Texas Roadhouse, Inc.	30,654	2,825,379
Travel + Leisure Co.	40,295	2,087,281
Wendy’s Co. (The)	82,798	1,921,742
Wyndham Hotels & Resorts, Inc.	43,662	3,146,284

		48,852,767

Household Durables — 0.8%
Leggett & Platt, Inc.	62,294	2,991,981
Tempur Sealy International, Inc.	85,641	3,705,686
Toll Brothers, Inc.	52,486	3,110,845
TopBuild Corp.*	15,457	3,132,979

		12,941,491

Household Products — 0.2%
Energizer Holdings, Inc.	27,170	1,164,234
Reynolds Consumer Products, Inc.	25,502	725,532
Spectrum Brands Holdings, Inc.	17,933	1,566,448

		3,456,214

Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc.(a)	20,934	1,459,937

Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	24,399	4,934,454

Insurance — 3.3%
American National Group, Inc.	4,276	705,454
Assurant, Inc.	28,311	4,467,759
Assured Guaranty Ltd.	35,255	1,685,542
Athene Holding Ltd., Class A*	58,267	3,765,214
Axis Capital Holdings Ltd.	37,644	1,914,950
Brighthouse Financial, Inc.*	40,117	1,727,438
Brown & Brown, Inc.	109,374	5,949,946
CNO Financial Group, Inc.	61,515	1,405,003
Enstar Group Ltd.*	6,169	1,585,556
Erie Indemnity Co., Class A	11,663	2,156,372
First American Financial Corp.	51,310	3,453,676
Hanover Insurance Group, Inc. (The)	16,785	2,281,082
Kemper Corp.	28,381	1,873,430
Lemonade, Inc.*(a)	8,322	724,513
Mercury General Corp.	12,427	755,934
Old Republic International Corp.	132,503	3,267,524
Oscar Health, Inc., Class A*	17,717	299,949
Primerica, Inc.	18,437	2,695,858
RenaissanceRe Holdings Ltd. (Bermuda)	23,212	3,544,240
RLI Corp.	18,594	2,015,218
Selective Insurance Group, Inc.	28,061	2,282,762
Selectquote, Inc.*	20,625	367,125
Unum Group	95,490	2,616,426
White Mountains Insurance Group Ltd.	1,453	1,644,171

		53,185,142

Interactive Media & Services — 0.3%
Bumble, Inc., Class A*(a)	24,638	1,253,582
Cargurus, Inc.*	42,552	1,216,987
TripAdvisor, Inc.*	45,836	1,739,476
Yelp, Inc.*	32,746	1,224,700

		5,434,745

Internet & Direct Marketing Retail — 0.5%
Chewy, Inc., Class A*(a)	38,976	3,262,291
Qurate Retail, Inc., Series A	177,464	2,104,723
Stamps.com, Inc.*	8,569	2,800,007

		8,167,021

IT Services — 2.2%
Affirm Holdings, Inc.*	23,460	1,321,267
Alliance Data Systems Corp.	23,252	2,168,249
BigCommerce Holdings, Inc., Series 1*	5,816	376,644
Concentrix Corp.*	19,475	3,188,642
DigitalOcean Holdings, Inc.*	7,973	410,609
Euronet Worldwide, Inc.*	24,689	3,526,083
Fastly, Inc., Class A*(a)	40,559	1,949,671
Genpact Ltd.	81,448	4,056,925
LiveRamp Holdings, Inc.*	31,979	1,279,480
Marathon Digital Holdings, Inc.*(a)	43,253	1,195,080

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Maximus, Inc.	28,739	2,557,771
MongoDB, Inc.*	24,968	8,961,515
Rackspace Technology, Inc.*	16,503	292,928
SolarWinds Corp.*	33,949	381,587
WEX, Inc.*	20,912	3,967,634

		35,634,085

Leisure Products — 0.7%
Brunswick Corp.	36,425	3,802,770
Hayward Holdings, Inc.*	19,443	468,382
Mattel, Inc.*	163,066	3,541,793
YETI Holdings, Inc.*	35,081	3,379,353

		11,192,298

Life Sciences Tools & Services — 2.7%
10X Genomics, Inc., Class A*	34,678	6,354,050
Adaptive Biotechnologies Corp.*	39,365	1,443,121
Berkeley Lights, Inc.*	4,063	185,191
Bio-Techne Corp.	18,186	8,770,017
Bruker Corp.	47,468	3,904,243
Charles River Laboratories International, Inc.*	23,495	9,560,585
Maravai LifeSciences Holdings, Inc., Class A*	45,445	1,998,217
Repligen Corp.*	23,867	5,864,122
Sotera Health Co.*	34,388	814,995
Syneos Health, Inc.*	47,337	4,244,709

		43,139,250

Machinery — 4.3%
AGCO Corp.	28,884	3,815,865
Allison Transmission Holdings, Inc.	51,220	2,044,190
Barnes Group, Inc.	21,792	1,104,201
Colfax Corp.*	55,154	2,530,465
Crane Co.	23,217	2,257,389
Flowserve Corp.	60,928	2,564,460
Gates Industrial Corp. plc*	31,362	567,966
Graco, Inc.	79,219	6,185,419
Hyliion Holdings Corp.*	46,733	453,310
Ingersoll Rand, Inc.*	174,542	8,529,868
ITT, Inc.	40,257	3,941,563
Kennametal, Inc.	39,083	1,416,759
Lincoln Electric Holdings, Inc.	27,837	3,881,313
Middleby Corp. (The)*	26,005	4,979,697
Nikola Corp.*(a)	66,287	786,827
Nordson Corp.	25,262	5,712,496
Oshkosh Corp.	32,085	3,835,762
RBC Bearings, Inc.*	11,793	2,771,355
Timken Co. (The)	31,966	2,541,297
Toro Co. (The)	50,054	5,693,142
Trinity Industries, Inc.	37,822	1,025,354
Woodward, Inc.	27,408	3,331,716

		69,970,414

Marine — 0.1%
Kirby Corp.*	28,098	1,627,155

Media — 0.9%
Advantage Solutions, Inc.*	49,134	480,530
Cable One, Inc.	2,534	4,784,167
John Wiley & Sons, Inc., Class A	20,360	1,196,761
Magnite, Inc.*	60,246	1,825,454
New York Times Co. (The), Class A	67,899	2,972,618
Nexstar Media Group, Inc., Class A	19,982	2,938,753

		14,198,283

Metals & Mining — 1.5%
Alcoa Corp.*	87,303	3,505,215
Cleveland-Cliffs, Inc.*(a)	214,816	5,370,400
Compass Minerals International, Inc.	15,901	1,090,173
MP Materials Corp.*	31,129	1,171,073
Reliance Steel & Aluminum Co.	29,779	4,679,770
Royal Gold, Inc.	30,677	3,727,869
United States Steel Corp.	126,081	3,338,625
Worthington Industries, Inc.	16,349	1,045,845

		23,928,970

Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Blackstone Mortgage Trust, Inc., Class A	68,747	2,228,778
Chimera Investment Corp.	107,796	1,586,757
New Residential Investment Corp.	218,174	2,129,378
Starwood Property Trust, Inc.	134,180	3,492,706
Two Harbors Investment Corp.	146,681	940,225

		10,377,844

Multiline Retail — 0.5%
Kohl’s Corp.	73,039	3,710,381
Nordstrom, Inc.*	50,893	1,684,558
Ollie’s Bargain Outlet Holdings, Inc.*(a)	26,553	2,472,085

		7,867,024

Multi-Utilities — 0.4%
Avista Corp.	32,405	1,387,906
Black Hills Corp.	29,395	1,988,572
MDU Resources Group, Inc.	94,065	2,983,742

		6,360,220

Oil, Gas & Consumable Fuels — 2.4%
APA Corp.	176,721	3,313,519
Chesapeake Energy Corp.	45,775	2,474,139
Cimarex Energy Co.	48,069	3,134,099
CNX Resources Corp.*(a)	102,982	1,246,082
Continental Resources, Inc.(a)	29,215	997,692
Devon Energy Corp.	278,497	7,196,363
Diamondback Energy, Inc.	84,620	6,526,741
Equitrans Midstream Corp.	190,079	1,562,449
HollyFrontier Corp.	69,871	2,054,207
Marathon Oil Corp.	368,494	4,270,845
Targa Resources Corp.	106,910	4,501,980
World Fuel Services Corp.	29,562	1,018,707

		38,296,823

Paper & Forest Products — 0.2%
Domtar Corp.*	23,492	1,289,946
Louisiana-Pacific Corp.	47,806	2,650,364

		3,940,310

Personal Products — 0.1%
Coty, Inc., Class A*	132,523	1,156,926
Nu Skin Enterprises, Inc., Class A	23,398	1,256,238

		2,413,164

Pharmaceuticals — 0.9%
Axsome Therapeutics, Inc.*	12,472	606,015
Catalent, Inc.*	79,636	9,541,189
Pacira BioSciences, Inc.*	20,583	1,213,368
Prestige Consumer Healthcare, Inc.*	23,338	1,226,412
Reata Pharmaceuticals, Inc., Class A*	12,466	1,562,114

		14,149,098

Professional Services — 1.8%
ASGN, Inc.*	24,875	2,515,609

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Booz Allen Hamilton Holding Corp.	63,306	5,432,288
CACI International, Inc., Class A*	11,011	2,939,497
FTI Consulting, Inc.*	16,002	2,331,491
Insperity, Inc.	16,818	1,665,823
KBR, Inc.	66,085	2,557,489
ManpowerGroup, Inc.	25,496	3,023,316
Robert Half International, Inc.	52,732	5,178,810
Science Applications International Corp.	27,103	2,366,092
TriNet Group, Inc.*	18,479	1,533,387

		29,543,802

Real Estate Management & Development — 0.7%
Cushman & Wakefield plc*	51,073	953,533
eXp World Holdings, Inc.*	27,077	972,606
Howard Hughes Corp. (The)*	21,131	1,959,055
Jones Lang LaSalle, Inc.*	23,992	5,339,900
Redfin Corp.*(a)	48,641	2,848,903

		12,073,997

Road & Rail — 0.8%
AMERCO	4,220	2,481,191
Avis Budget Group, Inc.*	24,171	2,000,634
Knight-Swift Transportation Holdings, Inc.	57,264	2,845,448
Landstar System, Inc.	17,952	2,818,464
Ryder System, Inc.	25,183	1,917,686
TuSimple Holdings, Inc., Class A*	15,570	572,976

		12,636,399

Semiconductors & Semiconductor Equipment — 4.7%
Allegro MicroSystems, Inc. (Japan)*	19,495	534,358
Brooks Automation, Inc.	34,733	3,091,584
Cirrus Logic, Inc.*	26,900	2,221,671
CMC Materials, Inc.	13,682	1,978,965
Cree, Inc.*	53,993	5,008,391
Enphase Energy, Inc.*	63,440	12,028,224
Entegris, Inc.	63,349	7,642,423
First Solar, Inc.*	39,762	3,421,122
Lattice Semiconductor Corp.*	63,844	3,623,147
MKS Instruments, Inc.	25,879	4,048,511
Monolithic Power Systems, Inc.	20,104	9,031,923
ON Semiconductor Corp.*	199,644	7,798,095
Silicon Laboratories, Inc.*	20,916	3,116,275
SolarEdge Technologies, Inc.*	24,300	6,305,364
Synaptics, Inc.*	16,453	2,499,540
Universal Display Corp.	20,052	4,701,993

		77,051,586

Software — 9.3%
ACI Worldwide, Inc.*	55,230	1,894,389
Alteryx, Inc., Class A*	27,692	2,143,361
Anaplan, Inc.*	67,598	3,866,606
Aspen Technology, Inc.*	31,796	4,650,483
Avalara, Inc.*	40,197	6,719,732
Bill.Com Holdings, Inc.*	29,178	6,034,594
Black Knight, Inc.*	73,227	6,063,928
Blackbaud, Inc.*(a)	22,824	1,628,036
Blackline, Inc.*	24,155	2,763,090
C3.ai, Inc., Class A*	7,750	390,212
Ceridian HCM Holding, Inc.*	61,406	6,042,350
CommVault Systems, Inc.*	21,515	1,626,319
Datadog, Inc., Class A*	101,724	11,260,847
Datto Holding Corp.*	10,552	275,302
Digital Turbine, Inc.*	36,385	2,290,436
Dolby Laboratories, Inc., Class A	30,502	2,961,744
Dropbox, Inc., Class A*	138,285	4,354,595
Duck Creek Technologies, Inc.*	15,381	675,687
Dynatrace, Inc.*	86,198	5,505,466
Elastic NV*	29,626	4,386,426
Fair Isaac Corp.*	13,451	7,047,113
FireEye, Inc.*	111,485	2,251,997
Five9, Inc.*	31,349	6,310,240
Guidewire Software, Inc.*	39,147	4,509,734
J2 Global, Inc.*	19,840	2,802,797
Jamf Holding Corp.*	17,060	559,739
JFrog Ltd. (Israel)*	5,687	249,204
Manhattan Associates, Inc.*	29,737	4,746,917
McAfee Corp., Class A	17,003	460,271
nCino, Inc.*	7,142	454,017
New Relic, Inc.*	25,651	1,771,971
Nuance Communications, Inc.*	133,283	7,317,237
Nutanix, Inc., Class A*	95,527	3,440,883
Paylocity Holding Corp.*	17,576	3,646,317
Pegasystems, Inc.	18,614	2,375,891
Proofpoint, Inc.*	26,803	4,681,412
Qualtrics International, Inc., Class A*	26,895	1,122,328
Smartsheet, Inc., Class A*	54,770	3,973,564
Tyler Technologies, Inc.*	19,048	9,383,807
Verint Systems, Inc.*	30,417	1,297,893
Zendesk, Inc.*	55,479	7,241,674

		151,178,609

Specialty Retail — 3.5%
American Eagle Outfitters, Inc.(a)	70,572	2,432,617
AutoNation, Inc.*	25,206	3,058,244
Five Below, Inc.*	26,183	5,090,499
Floor & Decor Holdings, Inc., Class A*	49,053	5,984,957
Foot Locker, Inc.	48,289	2,755,370
GameStop Corp., Class A*(a)	25,950	4,181,064
Gap, Inc. (The)	97,096	2,832,290
L Brands, Inc.	123,786	9,911,545
Leslie’s, Inc.*	43,932	1,069,744
Lithia Motors, Inc., Class A	13,913	5,248,262
Penske Automotive Group, Inc.	15,121	1,339,721
Petco Health & Wellness Co., Inc.*	33,882	698,986
RH*	7,869	5,225,645
Urban Outfitters, Inc.*	32,146	1,195,188
Vroom, Inc.*(a)	16,593	614,605
Williams-Sonoma, Inc.	35,629	5,404,919

		57,043,656

Technology Hardware, Storage & Peripherals — 0.3%
Pure Storage, Inc., Class A*	119,200	2,326,784
Xerox Holdings Corp.	75,388	1,819,112

		4,145,896

Textiles, Apparel & Luxury Goods — 1.9%
Capri Holdings Ltd.*	70,747	3,983,764
Carter’s, Inc.	20,552	2,008,753
Columbia Sportswear Co.	14,287	1,423,271
Crocs, Inc.*	30,503	4,142,612
Deckers Outdoor Corp.*	13,007	5,343,926
Hanesbrands, Inc.	163,221	2,980,415
PVH Corp.*	33,315	3,485,415
Ralph Lauren Corp.	22,562	2,561,238
Skechers U.S.A., Inc., Class A*	62,726	3,367,132

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Wolverine World Wide, Inc.	38,728	1,298,937

		30,595,463

Thrifts & Mortgage Finance — 0.6%
Essent Group Ltd.	52,764	2,383,350
MGIC Investment Corp.	158,643	2,195,619
New York Community Bancorp, Inc.(a)	217,434	2,561,373
Radian Group, Inc.	89,450	2,019,781
TFS Financial Corp.	22,299	434,384

		9,594,507

Tobacco — 0.0%(b)
Vector Group Ltd.	59,831	799,342

Trading Companies & Distributors — 0.8%
Air Lease Corp.	50,152	2,124,439
Beacon Roofing Supply, Inc.*	25,803	1,379,945
GATX Corp.	16,556	1,527,291
MSC Industrial Direct Co., Inc., Class A	21,972	1,959,243
SiteOne Landscape Supply, Inc.*	20,768	3,629,831
Univar Solutions, Inc.*	79,289	1,945,752

		12,566,501

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	34,403	1,358,919

Water Utilities — 0.3%
Essential Utilities, Inc.	104,507	5,133,384

Wireless Telecommunication Services — 0.1%
Telephone and Data Systems, Inc.	46,560	1,040,616
United States Cellular Corp.*	6,915	251,429

		1,292,045

TOTAL COMMON STOCKS (Cost $1,418,242,507)		1,619,202,024

SHORT-TERM INVESTMENTS — 3.6%
INVESTMENT COMPANIES — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)(Cost $12,083,555)	12,083,555	12,083,555

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 2.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(c)(d)	40,497,450	40,497,451
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)	5,002,623	5,002,623

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $45,500,073)		45,500,074

TOTAL SHORT-TERM INVESTMENTS (COST $57,583,628)		57,583,629

Total Investments — 103.3% (Cost $1,475,826,135)		1,676,785,653
Liabilities in Excess of Other Assets — (3.3)%		(53,186,274)

Net Assets — 100.0%		1,623,599,379

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 is $43,761,900.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	13	09/2021	USD	3,509,480	47,194

Abbreviations

USD	United States Dollar

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$1,676,785,653	$—	$—	$1,676,785,653

Appreciation in Other Financial Instruments
Futures Contracts(a)	$47,194	$—	$—	$47,194

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(a)(b)	$—	$168,000,000	$127,499,999	$(2,550)	$—	$40,497,451	40,497,450	$15,157	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	—	33,717,726	21,634,171	—	—	12,083,555	12,083,555	394	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	12,084,091	95,048,834	102,130,302	—	—	5,002,623	5,002,623	986	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	2,909,004	50,434,232	53,343,236	—	—	—	—	433	—

Total	$14,993,095	$347,200,792	$304,607,708	$(2,550)	$—	$57,583,629		$16,970	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.